Supplemental Financial Statement Data (Details) - USD ($) $ in Millions	9 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Feb. 22, 2025	Feb. 21, 2025	Jun. 28, 2024
Related Party Transaction [Line Items]
Goodwill impairment	$ 1,830	$ 0
Tax Liability, Indemnification	110				$ 0
Related Party
Related Party Transaction [Line Items]
Tax Liability, Indemnification	$ 2		$ 112	$ 112